Putnam Investments

100 Federal Street

Boston, MA 02110

January 4, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam ETF Trust (Reg. No. 333-253222) (811-23643) (the “Trust”) on behalf of its Putnam Focused Large Cap Growth ETF, Putnam Focused Large Cap Value ETF, Putnam Sustainable Leaders ETF, and Putnam Sustainable Future ETF (the “Funds”) - Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 18 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 27, 2023.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext.2577.

Very truly yours,

Putnam ETF Trust

By: /s/ Stephen J. Tate

Vice President and Chief Legal Officer

cc: James Thomas, Esq. Ropes & Gray LLP